Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP-43-1301883-004 [ASSP] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Investment at fair value	$ 2,121,650	$ 1,952,204
Fully benefit-responsive investment contracts at contract value	236,461	256,556
Total Investments	2,358,111	2,208,760
Notes receivable from participants	52,283	56,293
Dividends and interest receivable	396	554
Total Receivables	52,679	56,847
Total Assets	2,410,790	2,265,607
LIABILITIES
Administrative expenses payable	1,022	1,045
Total Liabilities	1,022	1,045
Net Assets Available for Benefits	$ 2,409,768	$ 2,264,562